Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2016	€ 176,613	€ 4,354	€ 298,567	€ (79)	€ 13,084	€ (139,313)
Loss for the period	(25,139)					(25,139)
Other comprehensive income / (loss), net of tax	4			4
Total comprehensive income / (loss)	(25,135)			4		(25,139)
Share-based payment (Note 6)	2,705				2,705
Capital increase	644	11	633
Equity at Mar. 31, 2017	154,827	4,365	299,200	(75)	15,789	(164,452)
Equity at Dec. 31, 2017	187,211	4,967	422,675	(14)	22,793	(263,210)
Loss for the period	(41,375)					(41,375)
Other comprehensive income / (loss), net of tax	(9)			(9)
Total comprehensive income / (loss)	(41,384)			(9)		(41,375)
Share-based payment (Note 6)	4,679				4,679
Capital increase	210,025	610	209,415
Cost of capital increase	(13,118)		(13,118)
Equity at Mar. 31, 2018	€ 347,413	€ 5,577	€ 618,972	€ (23)	€ 27,472	€ (304,585)